Financial Instrument Risk - Foreign Exchange Rate Sensitivity (Details) - RON - Currency risk - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	3.00%	4.00%
Reasonably possible decrease in risk variable, percent	5.00%	5.00%
Reasonably possible increase in risk variable, impact on profit	£ (330)	£ (330)
Reasonably possible decrease in risk variable, impact on profit	521	483
Reasonably possible increase in risk variable, impact on equity	£ (283)	£ (672)